STOCK-BASED AWARDS - Narrative (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) installment	Jan. 31, 2021 shares	Dec. 31, 2021 USD ($) installment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares			210,204,258	1,039,908,056
Options exercised, aggregate intrinsic value | $			$ 206,700,000	$ 8,300,000	$ 400,000
Fair value of options granted during the period | $			24,000,000.0	14,800,000	13,900,000
Fair value of options vested during the period | $			$ 6,200,000	3,900,000	6,900,000
Granted (in shares) | shares			50,092,300
Awards vested (in shares) | shares			1,068,049
Stock-based compensation expense | $			$ 516,757,000	$ 4,614,000	7,719,000
Nonvested awards (in shares) | shares			48,234,611
Unamortized share-based compensation expense | $			$ 638,000,000.0
Unamortized share-based compensation, options, amortization period			2 years 6 months
Shares available for future grants under equity plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares			16,761,960	10,526,235
Series E
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 123,600,000
Unamortized share-based compensation expense | $			$ 123,600,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount from market price, offering date		85.00%
Percentage of purchase price of common stock,		85.00%
Employee Stock Purchase Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period		10 years
Award vesting period		4 years
Options | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Fair value of options vested during the period | $			$ 50,500,000	$ 0	$ 0
Granted (in shares) | shares			34,067,889
Awards vested (in shares) | shares			1,068,049
Nonvested awards (in shares) | shares			32,210,200
Time-Based Restricted Stock Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares			13,834,748
Number of vesting installments | installment			16
Time-Based Restricted Stock Units | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			375 days
Vesting percentage			25.00%
Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares			16,024,411
Nonvested awards (in shares) | shares			16,024,411
Performance Based Restricted Stock Units | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised, aggregate intrinsic value | $	$ 13,934,271
Performance Based Restricted Stock Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period			5 years
Number of vesting installments | $			5
Performance measurement period			6 months
Number of vesting installments with performance conditions met | installment			4
Performance Based Restricted Stock Units | Chief Executive Officer | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments | installment	5
Number of vesting installments with performance conditions met | installment	4
Performance Based Restricted Stock Units | Award Tranches One through Four | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized share-based compensation expense | $			$ 85,400,000
Performance Based Restricted Stock Units | Award Tranche Five | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards (in shares) | shares			2,090,140
Unamortized share-based compensation expense | $			$ 19,600,000
Unamortized share-based compensation, options, amortization period			1 year 1 month 6 days
RSUs outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 383,200,000
RSUs outstanding | Series E
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 123,600,000
2014 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares		10,526,235
Number of shares available for grant (in shares) | shares			16,761,960